Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	36,250,054	36,250,054
Ordinary shares, shares outstanding	36,250,054	36,250,054